Share-based plans (Details) - LTIP 2019	Jul. 26, 2021 EUR (€) EquityInstruments
Share-based payment transaction
Number of shares granted | EquityInstruments	891,682
Total fair value of shares granted	€ 57,585,000
Vesting period	3 years
Weighted average fair value	€ 64.58